Supplemental Cash flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Changes in non-cash working capital
Changes in
non-cash
working capital consisted of the following:

	Years ended December 31
($000s)	2021	2020
Operating activities
(Increase) decrease in current assets
Accounts receivable	(2,220)	685
Prepaids and other	(202)	886
Product inventory 1	5,079	7,288
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities 2	(5,941)	(7,523)
Share-based compensation liabilities	3,415	(70)

Total changes in non-cash working capital	131	1,266

Investing activities
Increase (decrease) in current liabilities
Accounts payable and accrued liabilities	7,601	(3,544)

Total changes in non-cash working capital	7,601	(3,544)

Financing activities
(Increase) decrease in current liabilities
Other liabilities	(365)	161

Total changes in non-cash working capital	(365)	161

1	The change in non-cash working capital associated with product inventory represents the change in operating costs capitalized as product inventory in the respective periods.

2	Inclusive of changes in current portion of share-based compensation liabilities.